Commitments, contingencies and guarantees (Tables)	6 Months Ended
Sep. 30, 2017
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31, 2017	September 30, 2017
Commitments to extend credit	¥1,010,257	¥1,009,812
Commitments to invest	15,194	14,200

Maturities of commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥1,009,812	¥390,110	¥109,727	¥174,518	¥335,457
Commitments to invest	14,200	239	—	486	13,475

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31, 2017		September 30, 2017
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)(2)	¥4,501,962	¥209,982,338	¥4,461,484	¥250,403,056
Standby letters of credit and other guarantees(3)	900	8,604	537	8,053

(1)	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees are ¥5,656 million and ¥5,695 million as of March 31, 2017 and September 30, 2017, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
		Maximum Potential Payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,461,484	¥250,403,056	¥100,463,999	¥56,938,930	¥27,453,507	¥65,546,620
Standby letters of credit and other guarantees	537	8,053	352	3	—	7,698